WALTHAUSEN FUNDS Walthausen Small Cap Value Fund (WSCVX) (the “Fund”)

     Supplement dated August 19, 2014
to the Statement of Additional Information dated June 1, 2014

At a meeting held on May 22, 2014, the Board of Trustees (the "Board ") of Walthausen Funds (the "Trust") approved the nominations of Hany A. Shawky and John P. Mastriani for election to the Board. At the time of that meeting, Mr. Shawky was an incumbent Trustee, having been appointed to that position by the Board on June 9, 2009.

At a meeting held on July 30, 2014, the shareholders of the Fund, a series authorized by the Board, elected Mr. Shawky and Mr. Mastriani to the Board. Following the meeting, one of the Independent Trustees, Clara K. Wentland, resigned.

As a result of the election of Mr. Shawky and Mr. Mastriani to the Board, and the resignation of Clara K. Wentland, the following changes are being made to the Fund's Statement of Additional Information dated June 1, 2014:

On page 9, the following paragraph replaces the last paragraph related to Clara K. Wentland.

John P. Mastriani. Mr. Mastriani has served as a Trustee since July 2014. Mr. Mastriani has extensive management experience in the financial services business working in a variety of roles within several specialty firms. Mr. Mastriani has served as (i) Executive Vice President of The Ayco Company, L.P. (“Ayco”) a Goldman Sachs Company that provides financial consulting and education services (May 2012 – March 2014), (ii) Senior Vice President of Ayco (December 2003 – May 2012), (iii) Vice President of Ayco (May 1999 – December 2003), (iv) Executive Vice President of CL King and Associates (October 1994 – May 1999) (v) President of the Trust and Investment Management Group and a variety of other positions of KeyCorp and its affiliates (July 1974 – October 1994). He brings to the Board a strong knowledge of the finance industry, and substantial leadership skills.

On page 11, in the table listing each Independent Trustee of the Trust Clara K. Wentland is deleted and replaced with the following:

Name,	Position	Term of Office	Principal Occupation(s)	Number of	Other
Address(3),	with	and	During Past	Portfolios	Directorships
and Year of Birth	the Trust	Length of	5 Years	Overseen	Held By
		Time Served		By Trustee	Trustee During
the Past 5 Years

John P. Mastriani	Trustee	Indefinite	Executive Vice President of	2	None
Year of Birth:		Term, Since	The Ayco Company, L.P.
1952		July 2014	(“Ayco”) a Goldman Sachs
Company that provides
financial consulting and
education services, May
2012-March 2014. Senior
Vice President of Ayco,
December 2003-May 2012.

(3) The mailing address of each Nominee is c/o Walthausen Funds, 2691 Route 9, Malta, NY 12020.

On page 11, the section entitled “Board Interest In The Fund” is hereby removed in its entirety and replaced with the following:

BOARD INTEREST IN THE FUND

As of December 31, 2013 the Trustees owned the following amounts in the Fund:

Name of Trustee or Officer	Dollar Range of Securities In	Aggregate Dollar Range of
	Walthausen Small Cap Value Fund	Securities In Trust
John B. Walthausen	Over $100,000	Over $100,000
Edward A. LaVarnway	Over $100,000	Over $100,000
Hany A. Shawky	None	None
Clara Wentland(1)	Over $100,000	Over $100,000
John P. Mastriani(2)	None	None

(1)Clara Wentland resigned from the Board of Trustees effective July 30, 2014.
(2)John P. Mastriani was elected to the Board of Trustees on July 30, 2014. As of July 30, 2014, Mr. Mastriani did not own any securities in the Fund or the Trust.

On page 12, the section entitled “Compensation” is hereby removed in its entirety and replaced with the following:

COMPENSATION

     Officers and Trustees of the Fund who are deemed "interested persons" of the Trust receive no compensation from the Fund. Trustee fees are paid by the Advisor. The following table shows Trustee compensation for the Fund's fiscal year ended January 31, 2014.

Name(1)	Aggregate Compensation from	Total Compensation from Trust
Walthausen Small Cap Value Fund
John B. Walthausen	$0	$0
Edward A. LaVarnway	$1,000	$2,000
Hany A. Shawky	$1,000	$2,000
Clara Wentland(2)	$1,000	$2,000

(1)John P. Mastriani was elected to the Board of Trustees on July 30, 2014 and, as such, did not receive any compensation from the Fund or Trust for the fiscal year ended January 31, 2014.
(2)Clara Wentland resigned from the Board of Trustees effective July 30, 2014.

     You should read this Supplement in conjunction with the Fund's Prospectus and Statement of Additional Information dated June 1, 2014. These documents provide the information a prospective investor ought to know before investing and have been filed with the Securities and Exchange Commission and are incorporated herein by reference. These documents are available upon request and without charge by calling the Fund toll-free at 1-888-925-8428.